Equity (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure Equity Tables Abstract
Schedule of stock warrant activity

The following table summarizes the stock warrant activity for the three months ended March 31, 2021:

Weight-Average
	Warrants	Exercise Price Per Share
Outstanding, December 31, 2020	1,142,857	$ 0.035
Granted due to reset provision	-
Exercised	-
Forfeited	-
Expired	-
Outstanding, March 31, 2021	1,142,857	$ 0.035